Deposits and Other Current Assets, Net - Schedule of Allowances for Expected Credit Losses (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Allowances for Expected Credit Losses [Abstract]
Balance at beginning of the period/year	$ 2	$ 2
Provision for expected credit losses
Balance at the end of the period/year	$ 2	$ 2